Organization and Principal Activities - Additional Information (Detail) - Agreement	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Product Information [Line Items]
Renewal of trade mark registration	10 years
Exclusive service agreement renewal term	10 years
Notice period of agreement termination	30 days
Number of new equity pledged agreements	5
Century Friendship [Member] | Previously Held Equity Interest [Member]
Product Information [Line Items]
Equity interest of Century Friendship prior to the transfer	53.00%
Minimum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	2.00%
Maximum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	6.00%
Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Shareholding percentage of Mr. Yu	15.10%
Credit Concentration Risk [Member] | Sales Revenue, Net [Member]
Product Information [Line Items]
Concentration risk percentage	97.70%	97.90%	98.40%
Credit Concentration Risk [Member] | Assets, Total [Member]
Product Information [Line Items]
Concentration risk percentage	69.80%	64.80%
Credit Concentration Risk [Member] | Liabilities, Total [Member]
Product Information [Line Items]
Concentration risk percentage	93.70%	92.70%